COMMITMENT AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENT AND CONTINGENCIES

NOTE 6 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on February 15, 2023, the holders of the Founder Shares, Representative Shares, Private Units and any units that may be issued on conversion of the Working Capital Loans (and any securities underlying the Private Units or units issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On February 17, 2023, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase an additional 900,000 Units at a price of $10.00 per Unit.

The underwriters were also entitled to a cash underwriting discount of $0.30 per Unit, or $2,070,000 in the aggregate, which was paid upon the closing of the Initial Public Offering.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Business Combination Marketing Agreement

The Company has engaged I-Bankers Securities, Inc. (“I-Bankers”), the representative of the underwriters in the Initial Public Offering, as an advisor in connection with its Business Combination to assist in holding meetings with the Company shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay I-Bankers a cash fee for such services upon the consummation of its initial business combination in an amount equal to 4.0%, or $2,760,000 in the aggregate, of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable). The Company will also pay I-Bankers a cash fee in an amount equal to 1.0%, or $690,000 in the aggregate, of the gross proceeds of the Initial Public Offering if it introduces the Company to the target business with whom the Company completes its initial Business Combination.

Business Combination Agreement

On May 17, 2024, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Youlife Group Inc., a Cayman Islands exempted company (“Pubco”), the Sponsor, Youlife I Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“First Merger Sub”), Youlife II Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Second Merger Sub”), and Youlife International Holdings Inc., a Cayman Islands exempted company (“Youlife”). Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement (the “Youlife Business Combination”), (a) First Merger Sub will merge with and into Youlife (the “First Merger”), with Youlife surviving the First Merger as a wholly-owned subsidiary of Pubco and the outstanding shares of Youlife being converted into the right to receive shares of Pubco; and (b) Second Merger Sub will merge with and into the Company, with the Company surviving the Second Merger as a wholly-owned subsidiary of Pubco and the outstanding securities of the Company being converted into the right to receive substantially equivalent securities of Pubco.

On November 13, 2024, the Company, Pubco, the Sponsor, First Merger Sub, Second Merger Sub and Youlife entered into the first amendment to the Business Combination Agreement (the “BCA Amendment”), to, among other things, (i) adopt an American depository share facility, (ii) revise the scope and terms of certain lock-up provisions applicable to the Sponsor and Youlife shareholders, and (iii) clarify certain matters related to the dual-class share structure of Pubco following the closing (the “Closing”) of the Youlife Business Combination. Under the new American depository share facility, at the Closing, Pubco will issue its ordinary shares in the form of American depository shares (“Pubco ADSs”) to the Company and Youlife shareholders holding registered shares, which Pubco ADSs will be listed on the Nasdaq Capital Market in lieu of Pubco ordinary shares, and the warrants to be issued by Pubco will be exercisable for Pubco ADSs. Upon becoming registered shares, Pubco ordinary shares will be exchangeable for Pubco ADSs.

On January 17, 2025, the Company, Pubco, the Sponsor, First Merger Sub, Second Merger Sub and Youlife entered into the second amendment to the Business Combination Agreement (the “BCA Second Amendment”) to, among others, clarify that Pubco ADSs shall not be issued to any Company or Youlife shareholders that hold restricted shares, including those to lock-up restrictions, and those shareholders will instead receive Pubco ordinary shares.

Lock-Up Agreements

Simultaneously with the execution of the Business Combination Agreement, Pubco, the Company and Youlife entered into lock-up agreements (the “Lock-Up Agreements”) with the Sponsor and with certain shareholders of Youlife. The Lock-Up Agreements provide for a lock-up period commencing on the closing date and ending on the 12-month anniversary of the closing date and with respect to 50% of such shares, on the date on which the last reported sales price of the Class A ordinary shares of Pubco equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Shareholder Support Agreements

Simultaneously with the execution of the Business Combination Agreement, the Company, Youlife and certain shareholders of Youlife entered into a Shareholder Support Agreement (the “Shareholder Support Agreement”), pursuant to which, among other things, the shareholders of Youlife have agreed (a) to support the adoption of the Business Combination Agreement and the approval of the Youlife Business Combination, subject to certain customary conditions, and (b) not to transfer any of their subject shares (or enter into any arrangement with respect thereto), subject to certain customary conditions.

Non-Competition and Non-Solicitation Agreements

Simultaneously with the execution of the Business Combination Agreement, certain Youlife shareholders entered into non-competition and non-solicitation agreements (the “Non-Competition and Non-Solicitation Agreements”) in favor of Pubco, Youlife and the Company. Under the Non-Competition and Non-Solicitation Agreements, certain Youlife shareholders agreed not to compete with Pubco during the three-year period following the closing and, during such three-year restricted period, not to solicit employees or customers of Pubco. The Non-Competition and Non-Solicitation Agreement also contains customary confidentiality and non-disparagement provisions.

Vendor Agreement

On March 5, 2024, the Company entered into an agreement with a vendor for legal and consulting services, rendering the previous agreement with the same vendor entered into in 2023 void. The agreement provides that the Company will pay the vendor $500,000 as follows: (i) $200,000, which had already been paid, (ii) $50,000 by no later than March 15, 2024; (iii) $100,000 upon execution of the business combination agreement, or the merger agreement, as the case may be; and (iv) $150,000 upon submission of the S-4/F-4 proxy to the SEC. Additionally, if the Business Combination closes, the Company will make a final additional payment of $950,000. If the Business Combination does not close, the Company shall not be responsible for any further payments. On May 4, 2023, the Company paid the $200,000 retainer based on the previous agreement entered into 2023, which was carried forward to the current agreement. As of December 31, 2023, $169,935 has been charged against the retainer amount, and the remainder of $30,065 was recorded as prepaid expenses. The $30,065 prepaid amount was fully utilized during the year ended December 31, 2024 and this amount was charged to expense. On April 10, 2024, the Company paid the second installment payment of $50,000. In addition, the Company incurred additional business combination fees of 561,904 in relation to this agreement, $210,073 of which has been billed as of December 31, 2024 while the remaining unbilled amount of $351,831 has been included in the accrued expenses balance in the accompanying balance sheets.

NOTE 6 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on February 15, 2023, the holders of the Founder Shares, Representative Shares, Private Units and any units that may be issued on conversion of the Working Capital Loans (and any securities underlying the Private Units or units issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On February 17, 2023, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase an additional 900,000 Units at a price of $10.00 per Unit.

The underwriters were also entitled to a cash underwriting discount of $0.30 per Unit, or $2,070,000 in the aggregate, which was paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company has engaged I-Bankers, the representative of the underwriters in the Initial Public Offering, as an advisor in connection with its Business Combination to assist in holding meetings with the Company shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay I-Bankers a cash fee for such services upon the consummation of its initial business combination in an amount equal to 4.0%, or $2,760,000 in the aggregate, of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable). The Company will also pay I-Bankers a cash fee in an amount equal to 1.0%, or $690,000 in the aggregate, of the gross proceeds of the Initial Public Offering if it introduces the Company to the target business with whom the Company completes its initial Business Combination.

Vendor Agreement

On April 30, 2023, the Company entered into an agreement with a vendor for legal and consulting services, pursuant to which the Company agreed to pay the vendor $500,000 as follows: (i) $200,000 upon the execution of the agreement, (ii) $100,000 upon the execution of a definitive agreement for the Business Combination; and (iii) $200,000 upon submission of the proxy statement for the Business Combination to the SEC. Additionally, if the Business Combination closes, the Company will make a final additional payment of $850,000. If the Business Combination does not close, the Company shall not be responsible for any further payments. On May 4, 2023, the Company paid a $200,000 retainer pursuant to the agreement. As of December 31, 2023, $169,935 has been charged to expense against the retainer amount and $30,065 was recorded as prepaid expenses in the accompanying balance sheet.

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENT AND CONTINGENCIES

15. COMMITMENT AND CONTINGENCIES

Contingencies

From time to time, we may become involved in claims, investigations and proceedings in the ordinary course of business. As of the date that the consolidated financial statements are issued, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis, evaluates whether potential regulatory fines or losses from proceedings are probable and make estimates of the loss if probable. As of June 30, 2024, the Group believes that none of these matters, individually or in combination had a material effect on its business, assets or operations and there was no accrual for such matters.

26. COMMITMENT AND CONTINGENCIES

Commitment

(a) The Group had the following capital commitments at the end of the reporting period:

	Year ended 31 December
	2022	2023
	RMB	RMB

Contracted, but not provided for:
Property and equipment	30,908	-

Contingencies

From time to time, we may become involved in claims, investigations and proceedings in the ordinary course of business. As of the date that the consolidated financial statements are issued, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis, evaluates whether potential regulatory fines or losses from proceedings are probable and make estimates of the loss if probable. As of December 31, 2023, the Group believes that none of these matters, individually or in combination had a material effect on its business, assets or operations and there was no accrual for such matters.